Form N-1A Cover	May 14, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	LAUDUS TRUST
Entity Central Index Key	0000832545
Entity Investment Company Type	N-1A
Document Period End Date	May 14, 2026